UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

FORM N-Q

SEPTEMBER 30, 2017

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 65.3%
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	1,500,000		$1,541,250	(a)
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	480,000		489,600	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	1,120,000		1,143,800	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	920,000		970,600	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	350,000		370,563	(a)

Total Auto Components					4,515,813

Diversified Consumer Services - 0.8%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	150,180	(c)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,750,000		1,935,605	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	400,000		426,500

Total Diversified Consumer Services					2,512,285

Hotels, Restaurants & Leisure - 4.5%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	82,000		84,634	(a)
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	780,000		793,572	(a)(d)
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	440,000		447,656	(a)
Aramark Services Inc., Senior Notes	5.000%	4/1/25	500,000		533,125	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/18	1,303,256		1,303,256	(a)(b)(e)(f)
Brinker International Inc., Senior Notes	5.000%	10/1/24	1,430,000		1,421,063	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	990,000		1,056,825
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	560,000		597,800	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	900,000		984,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	1,020,000		1,053,150
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	650,000		684,125
Marstons Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	882,000	GBP	1,089,624	(c)(g)
MGM Resorts International, Senior Notes	4.625%	9/1/26	420,000		427,350
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	980,000		1,019,200	(a)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	490,000		521,238	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	629,000		676,175	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	1,040,000		1,077,700	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	420,000		422,499	(a)

Total Hotels, Restaurants & Leisure					14,193,367

Household Durables - 0.4%
Beazer Homes USA Inc., Senior Notes	5.875%	10/15/27	310,000		310,775	(a)(d)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	6.625%	8/15/25	1,030,000		1,001,675	(a)

Total Household Durables					1,312,450

Leisure Products - 0.3%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	1,050,000		850,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 3.9%
Banijay Group SAS, Senior Secured Notes	4.000%	7/1/22	510,000	EUR	$632,308	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	1,180,000		1,212,145
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	2,250,000		2,281,485	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	420,000		441,788
DISH DBS Corp., Senior Notes	7.750%	7/1/26	600,000		690,402
EW Scripps Co., Senior Notes	5.125%	5/15/25	530,000		541,925	(a)
iHeartCommunications Inc., Senior Notes (12.000% Cash, 2.000% PIK)	14.000%	2/1/21	1,459,008		211,556	(b)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	1,400,000		1,483,650	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	2,750,000		2,980,312	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	990,000	GBP	1,434,485	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	350,000		359,517	(a)

Total Media					12,269,573

Specialty Retail - 2.0%
American Greetings Corp., Senior Notes	7.875%	2/15/25	1,130,000		1,228,875	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	1,460,000		1,332,250	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	890,000		887,775
Lithia Motors Inc., Senior Notes	5.250%	8/1/25	440,000		458,150	(a)
Masaria Investments SAU, Senior Secured Bonds (3 mo. Euribor + 5.250%)	4.888%	9/15/24	660,000	EUR	783,954	(a)(g)
Masaria Investments SAU, Senior Secured Bonds	5.000%	9/15/24	240,000	EUR	288,060	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	480,000	EUR	595,434	(a)
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	940,000		968,200	(a)

Total Specialty Retail					6,542,698

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	180,000		188,325	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,120,000		1,169,000	(a)

Total Textiles, Apparel & Luxury Goods					1,357,325

TOTAL CONSUMER DISCRETIONARY					43,554,011

CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.2%
Beverages & More Inc., Senior Secured Notes	11.500%	6/15/22	620,000		582,800	(a)

Food Products - 1.7%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	830,000	GBP	1,051,028	(c)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	400,000		421,000	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	2,190,000		2,273,658	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	500,000		511,875	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,050,000		1,116,019	(a)

Total Food Products					5,373,580

Household Products - 0.5%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	550,000		588,500
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	990,000		1,059,300

Total Household Products					1,647,800

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	990,000		874,913

TOTAL CONSUMER STAPLES					8,479,093

ENERGY - 13.6%
Energy Equipment & Services - 0.5%
Transocean Inc., Senior Notes	9.000%	7/15/23	350,000		378,875	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	700,000		574,000
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	620,000		582,800	(a)

Total Energy Equipment & Services					1,535,675

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 13.1%
Berry Petroleum Co. Escrow	—	—	1,600,000	$0	*(e)(f)(h)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,160,000	1,209,300	(a)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	590,000	547,225
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	1,040,000	1,053,000	(a)(d)
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	200,000	202,500	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	750,000	744,375	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,210,000	2,221,050
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,450,000	1,422,813
Frontera Energy Corp., Senior Secured Notes (10.000% Cash or 14.000% PIK)	10.000%	11/2/21	1,000,000	1,117,500	(b)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	1,120,000	1,245,640	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Bonds	5.625%	6/15/24	640,000	624,000
Magnum Hunter Resources Corp. Escrow	—	—	2,000,000	0	*(e)(f)(h)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	340,000	298,350	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,500,000	1,293,750	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	790,000	790,000
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	2,210,000	2,190,110
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	200,000	220,600
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	7,820,000	7,947,075
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	2,250,000	2,016,563
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	2,400,000	735,600	(c)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	700,000	758,752	(c)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	650,000	635,375
Rice Energy Inc., Senior Notes	6.250%	5/1/22	700,000	732,375
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	520,000	579,800	(a)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,840,000	1,582,400
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.125%	2/1/25	40,000	41,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	1,540,000	1,611,225
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	280,000	278,950
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	2,200,000	2,288,000	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	800,000	825,000	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	910,000	914,823
Williams Cos. Inc., Debentures	7.500%	1/15/31	1,360,000	1,638,800
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	860,000	860,000
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	430,000	447,200
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	300,000	318,750
WPX Energy Inc., Senior Notes	8.250%	8/1/23	320,000	360,400
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	150,000	168,705	(a)
YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	1,500,000	1,732,200	(a)

Total Oil, Gas & Consumable Fuels				41,653,556

TOTAL ENERGY				43,189,231

FINANCIALS - 8.0%
Banks - 3.5%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000	1,208,156
CIT Group Inc., Senior Notes	5.000%	8/15/22	881,000	955,621
CIT Group Inc., Senior Notes	5.000%	8/1/23	460,000	496,800
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	780,000	925,291	(a)(g)(i)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	540,000	543,277	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	570,000	633,412	(g)(i)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	700,000	775,156
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	510,000	604,472

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Junior Subordinated Bonds (USD 5 year Swap Rate + 5.543%)	7.375%	6/24/22	640,000	GBP	$932,694	(c)(g)(i)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	2,170,000		2,219,118	(c)(g)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	630,000		641,562	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	1,000,000		1,051,054	(a)

Total Banks					10,986,613

Capital Markets - 0.3%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	820,000		879,450

Consumer Finance - 1.3%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	835,000		857,858	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	1,820,000		1,870,050	(a)
FirstCash Inc., Senior Notes	5.375%	6/1/24	670,000		701,825	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	910,000		846,300	(a)

Total Consumer Finance					4,276,033

Diversified Financial Services - 2.5%
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	850,000		822,375	(a)
CRC Escrow Issuer LLC/CRC Finco Inc., Senior Notes	5.250%	10/15/25	750,000		750,000	(a)(d)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	910,000	EUR	1,156,920	(c)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	10/1/25	570,000		566,084	(a)
LHC3 PLC, Senior Secured Bonds (4.125% PIK)	4.125%	8/15/24	410,000	EUR	493,710	(a)(b)
Nationwide Building Society, Junior Subordinated Notes (GBP 5 year swap rate + 4.880%)	6.875%	6/20/19	540,000	GBP	750,888	(c)(g)(i)
Nielsen Co. (Luxembourg) Sarl, Senior Notes	5.000%	2/1/25	520,000		542,750	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,140,000		1,189,875	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	330,000		330,366	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,210,000		1,273,525	(a)

Total Diversified Financial Services					7,876,493

Insurance - 0.4%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	350,000	GBP	480,725	(c)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	820,000		705,200

Total Insurance					1,185,925

TOTAL FINANCIALS					25,204,514

HEALTH CARE - 4.6%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	660,000		671,550	(a)

Health Care Providers & Services - 2.3%
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	866,000		867,386	(e)(f)(g)(j)
Centene Corp., Senior Notes	4.750%	5/15/22	580,000		608,275
Centene Corp., Senior Notes	6.125%	2/15/24	190,000		205,913
Centene Corp., Senior Notes	4.750%	1/15/25	1,150,000		1,196,000
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	880,000		860,200
DaVita Inc., Senior Notes	5.750%	8/15/22	500,000		512,812
DaVita Inc., Senior Notes	5.125%	7/15/24	650,000		652,844
DaVita Inc., Senior Notes	5.000%	5/1/25	250,000		247,260
HCA Inc., Senior Bonds	5.375%	2/1/25	200,000		211,250
HCA Inc., Senior Notes	7.500%	2/15/22	300,000		344,907
HCA Inc., Senior Secured Bonds	4.500%	2/15/27	10,000		10,250
HCA Inc., Senior Secured Notes	5.250%	6/15/26	620,000		669,600
HCA Inc., Senior Secured Notes	5.500%	6/15/47	910,000		945,262

Total Health Care Providers & Services					7,331,959

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 2.1%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	890,000		$752,654
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	300,000		302,625	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	500,000		500,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	500,000		491,875	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	400,000		375,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	580,000		510,400	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	650,000		576,062	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	3,580,000		3,150,400	(a)

Total Pharmaceuticals					6,659,516

TOTAL HEALTH CARE					14,663,025

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.5%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,500,000		1,522,500	(a)

Air Freight & Logistics - 0.1%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	210,000		203,175	(a)

Commercial Services & Supplies - 1.2%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	610,000		634,400	(a)
ADT Corp., Senior Secured Notes	6.250%	10/15/21	460,000		513,418
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	140,000		138,075
Multi-Color Corp., Senior Notes	4.875%	11/1/25	190,000		192,556	(a)(d)
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	200,000	EUR	247,967	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	180,000	EUR	230,527	(a)
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	240,000		243,600
West Corp., Senior Notes	5.375%	7/15/22	1,700,000		1,721,250	(a)

Total Commercial Services & Supplies					3,921,793

Construction & Engineering - 0.1%
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes (8.875% Cash or 9.625% PIK)	8.875%	4/15/19	321,791		322,193	(a)(b)

Engineering & Construction - 0.2%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	530,000	EUR	640,366	(a)

Machinery - 1.2%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	1,480,000		1,539,718	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	490,000		494,900	(a)
Tennant Co., Senior Notes	5.625%	5/1/25	1,010,000		1,052,925	(a)
Terex Corp., Senior Notes	5.625%	2/1/25	640,000		675,200	(a)

Total Machinery					3,762,743

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	980,000		815,850	(a)

Road & Rail - 0.5%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,510,000		1,517,550	(a)

Trading Companies & Distributors - 0.8%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	230,000		237,188	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	1,670,000		1,722,187	(a)
H&E Equipment Services Inc., Senior Notes	5.625%	9/1/25	630,000		666,225	(a)

Total Trading Companies & Distributors					2,625,600

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation - 0.7%
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	1,590,000		$1,637,700	(a)
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	732,048		325,761	(a)(b)
Nuovo Trasporto Viaggiatori SpA, Senior Secured Notes (3 mo. Euribor + 3.500%)	3.500%	6/1/23	290,000	EUR	351,341	(a)(g)

Total Transportation					2,314,802

TOTAL INDUSTRIALS					17,646,572

INFORMATION TECHNOLOGY - 1.3%
Electronic Equipment, Instruments & Components - 0.2%
CDW LLC/CDW Finance Corp., Senior Notes	5.000%	9/1/25	670,000		706,850

Internet Software & Services - 0.4%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	490,000	EUR	597,374	(a)
Match Group Inc., Senior Notes	6.375%	6/1/24	460,000		502,550

Total Internet Software & Services					1,099,924

IT Services - 0.3%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	830,000		864,901	(a)

Software - 0.2%
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	720,000		756,900	(a)

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	350,000		366,772	(a)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	240,000		265,265	(a)

Total Technology Hardware, Storage & Peripherals					632,037

TOTAL INFORMATION TECHNOLOGY					4,060,612

MATERIALS - 4.4%
Chemicals - 0.5%
Valvoline Inc., Senior Notes	5.500%	7/15/24	600,000		642,000	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	360,000		367,200	(a)
Venator Finance Sarl/Venator Materials Corp., Senior Notes	5.750%	7/15/25	570,000		594,225	(a)

Total Chemicals					1,603,425

Construction Materials - 0.3%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	850,000		908,225	(a)

Containers & Packaging - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	720,000		764,100	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,230,000		1,408,350
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	1,030,000		1,109,104	(a)

Total Containers & Packaging					3,281,554

Metals & Mining - 2.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	200,000		222,500	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	820,000		932,750	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	820,000		870,452	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	200,000		209,070	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	530,000		612,150
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	410,000		420,763	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,030,000		1,127,850
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	360,000		356,400
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,340,000		1,258,763
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	250,000		271,880	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,137,394		36,965	*(a)(k)
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	1,937		0	(a)(b)(e)(f)(h)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	360,000	$382,388
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	600,000	682,320
Vale SA, Senior Notes	5.625%	9/11/42	670,000	686,750

Total Metals & Mining				8,071,001

TOTAL MATERIALS				13,864,205

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.2%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	650,000	670,540
GEO Group Inc., Senior Notes	6.000%	4/15/26	510,000	538,688
iStar Inc., Senior Bonds	5.250%	9/15/22	620,000	630,850
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	700,000	714,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,230,000	1,263,825

Total Equity Real Estate Investment Trusts (REITs)				3,817,903

Real Estate Management & Development - 0.4%
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,070,000	1,144,900	(a)

TOTAL REAL ESTATE				4,962,803

TELECOMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 4.1%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,470,000	1,552,687	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	560,000	541,800
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	840,000	800,100
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,850,000	1,011,750	*(c)(k)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	370,000	458,782
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	4,460,000	4,866,975	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	1,360,000	1,421,200	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	3,005,000	2,419,025

Total Diversified Telecommunication Services				13,072,319

Wireless Telecommunication Services - 3.9%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,250,000	1,371,875	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	800,000	810,800	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,280,000	1,436,800
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,020,000	1,306,875
Sprint Corp., Senior Notes	7.875%	9/15/23	3,000,000	3,487,500
Sprint Corp., Senior Notes	7.625%	2/15/25	1,070,000	1,229,831
VEON Holdings BV, Senior Notes	7.504%	3/1/22	2,240,000	2,584,288	(a)

Total Wireless Telecommunication Services				12,227,969

TOTAL TELECOMMUNICATION SERVICES				25,300,288

UTILITIES - 1.8%
Electric Utilities - 1.2%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	1,267,000	924,910
Pampa Energia SA, Senior Notes	7.500%	1/24/27	900,000	980,397	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	1,690,000	1,864,070	(c)

Total Electric Utilities				3,769,377

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,130,000	1,124,350

Independent Power and Renewable Electricity Producers - 0.3%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	974,294	930,451

Total Utilities				5,824,178

TOTAL CORPORATE BONDS & NOTES (Cost - $198,979,798)				206,748,532

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.2%
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Oasis Petroleum Inc., Senior Notes	2.625%	9/15/23	2,540,000	$2,771,775

INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	520,000	606,450	(a)

Software - 0.1%
Workday Inc., Senior Notes	0.250%	10/1/22	500,000	498,438	(a)

TOTAL INFORMATION TECHNOLOGY				1,104,888

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,698,656)				3,876,663

SENIOR LOANS - 5.5%
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	3.490%	4/6/24	987,500	987,397	(g)(l)(m)

Media - 1.0%
Charter Communications Operating LLC, 2016 Term Loan I Add (1 mo. LIBOR + 2.250%)	3.490%	1/15/24	746,842	750,731	(g)(l)(m)
UPC Financing Partnership, USD Term Loan AP (1 mo. LIBOR + 2.750%)	3.984%	4/15/25	900,000	904,259	(g)(l)(m)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. LIBOR + 2.500%)	3.734%	4/15/25	1,300,000	1,301,355	(g)(l)(m)

Total Media				2,956,345

Specialty Retail - 1.3%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.240%	3/11/22	3,269,378	2,783,643	(g)(l)(m)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.500%)	3.750%	7/5/24	800,000	805,500	(g)(l)(m)
Spencer Gifts LLC, Second Lien Term Loan (2 mo. LIBOR + 8.250%)	9.510%	6/29/22	890,000	489,500	(e)(g)(l)(m)

Total Specialty Retail				4,078,643

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B (3 mo. LIBOR + 5.500%)	6.820%	10/28/20	702,000	338,715	(g)(l)(m)

TOTAL CONSUMER DISCRETIONARY				8,361,100

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (wind-down lender claim)	—	—	367,864	285,095	*(e)

Oil, Gas & Consumable Fuels - 0.4%
Blue Ridge Mountain Resources Inc., Exit Term Loan (LIBOR + 7.000% Cash, LIBOR + 7.000% PIK)	16.624%	5/6/19	199,232	198,236	(b)(e)(f)(g)(l)(m)
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%)	8.814%	8/23/21	960,000	1,035,301	(g)(l)(m)

Total Oil, Gas & Consumable Fuels				1,233,537

TOTAL ENERGY				1,518,632

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
First Data Corp., 2017 Term Loan (1 mo. LIBOR + 2.500%)	3.737%	4/26/24	1,609,848		$1,616,342	(g)(l)(m)

MATERIALS - 0.3%
Containers & Packaging - 0.3%
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.235%	2/5/23	895,489		900,136	(g)(l)(m)

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Caesars Entertainment Resort Properties LLC, Term Loan B (1 mo. LIBOR + 3.500%)	4.735%	10/11/20	1,392,765		1,397,205	(g)(l)(m)

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
CenturyLink Inc., 2017 Term Loan B	2.750%	1/31/25	1,540,000		1,495,175	(l)(m)
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	3.487%	9/30/25	1,080,000		1,078,734	(g)(l)(m)(n)
Windstream Services LLC, Repriced Term Loan B6 (1 mo. LIBOR + 4.000%)	5.240%	3/29/21	209,471		187,477	(l)(m)

TOTAL TELECOMMUNICATION SERVICES					2,761,386

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B (3 mo. LIBOR + 6.250% PIK)	7.250%	3/4/22	992,325		699,589	*(b)(g)(k)(l)(m)

TOTAL SENIOR LOANS (Cost - $18,684,252)					17,254,390

SOVEREIGN BONDS - 20.0%
Argentina - 4.9%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	990,000		1,099,890	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	2,310,000		2,662,275	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	3,100,000		3,367,530	(a)
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	26.250%	6/21/20	14,510,000	ARS	876,408	(g)
Republic of Argentina, Bonds	18.200%	10/3/21	21,380,000	ARS	1,277,669
Republic of Argentina, Senior Bonds	7.500%	4/22/26	1,800,000		2,027,700
Republic of Argentina, Senior Notes	6.875%	1/26/27	2,610,000		2,824,020
Republic of Argentina, Senior Notes	8.280%	12/31/33	1,233,793		1,437,369

Total Argentina					15,572,861

Brazil - 1.8%
Federative Republic of Brazil, Notes	10.000%	1/1/21	112,000	BRL	36,618
Federative Republic of Brazil, Notes	10.000%	1/1/23	4,995,000	BRL	1,623,023
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	3,910,000		3,953,988

Total Brazil					5,613,629

Chile - 0.3%
Republic of Chile, Senior Notes	3.875%	8/5/20	1,000,000		1,055,880

Colombia - 0.4%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	1,290,000		1,345,793

Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	510,000		543,813	(a)

Dominican Republic - 0.5%
Dominican Republic, Senior Notes	6.850%	1/27/45	1,410,000		1,580,963	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 0.9%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	400,000		$448,000	(a)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	2,420,000		2,401,850	(c)

Total Ecuador					2,849,850

Egypt - 0.3%
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	240,000		248,827	(c)
Arab Republic of Egypt, Senior Notes	7.500%	1/31/27	510,000		556,174	(a)

Total Egypt					805,001

Ghana - 0.5%
Republic of Ghana, Bonds	10.750%	10/14/30	1,290,000		1,680,547	(a)

Guatemala - 0.4%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	1,270,000		1,260,475	(a)

Honduras - 0.5%
Republic of Honduras, Senior Notes	6.250%	1/19/27	1,500,000		1,620,510	(a)

Indonesia - 0.3%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	11,658,000,000	IDR	976,765

Ivory Coast - 0.2%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	289,500		284,785	(c)
Republic of Cote D’Ivoire, Senior Bonds	6.125%	6/15/33	290,000		285,791	(a)

Total Ivory Coast					570,576

Nigeria - 0.3%
Republic of Nigeria, Notes	7.875%	2/16/32	800,000		876,648	(a)

Peru - 0.5%
Republic of Peru, Senior Bonds	4.125%	8/25/27	1,500,000		1,657,500

Poland - 1.5%
Republic of Poland, Bonds	4.000%	10/25/23	15,850,000	PLN	4,603,189

Russia - 2.8%
Russian Federal Bond, Bonds	8.150%	2/3/27	106,000,000	RUB	1,930,025
Russian Federal Bond, Bonds	7.050%	1/19/28	33,926,000	RUB	572,762
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	5,800,000		6,326,025	(a)

Total Russia					8,828,812

Senegal - 0.3%
Republic of Senegal, Bonds	6.250%	5/23/33	800,000		825,032	(a)

Sri Lanka - 0.1%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	290,000		312,518	(c)

Turkey - 2.3%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	1,200,000		1,277,762
Republic of Turkey, Senior Bonds	4.250%	4/14/26	6,270,000		6,035,063

Total Turkey					7,312,825

Ukraine - 0.6%
Republic of Ukraine, Senior Notes	7.375%	9/25/32	1,900,000		1,854,305	(a)

Venezuela - 0.4%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	2,750,000		941,875	(c)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	951,000		430,328	(c)

Total Venezuela					1,372,203

TOTAL SOVEREIGN BONDS (Cost - $61,332,056)					63,119,695

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.9%
U.S. Government Obligations - 2.9%
U.S. Treasury Notes	1.250%	1/31/20	1,000,000	$993,574
U.S. Treasury Notes	1.375%	1/31/21	2,000,000	1,979,102
U.S. Treasury Notes	1.125%	9/30/21	2,000,000	1,947,501
U.S. Treasury Notes	1.875%	3/31/22	1,000,000	999,805
U.S. Treasury Notes	1.750%	6/30/22	1,250,000	1,241,040
U.S. Treasury Notes	1.625%	5/31/23	1,500,000	1,467,861
U.S. Treasury Notes	2.125%	3/31/24	500,000	500,205

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $9,186,116)				9,129,088

			SHARES
COMMON STOCKS - 1.8%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Bossier Casino Venture Holdco Inc.			90,995	732,510	*(e)(f)

Media - 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	187,495	*(e)(f)

TOTAL CONSUMER DISCRETIONARY				920,005

ENERGY - 1.4%
Energy Equipment & Services - 0.6%
Hercules Offshore Inc. (Escrow)			24,992	7,047	*(e)(f)
KCAD Holdings I Ltd.			395,216,044	2,015,602	*(e)(f)

Total Energy Equipment & Services				2,022,649

Oil, Gas & Consumable Fuels - 0.8%
Berry Petroleum Co.			62,675	603,560	*
Blue Ridge Mountain Resources Inc.			103,751	1,016,760	*
Frontera Energy Corp.			25,000	872,116	(f)
MWO Holdings LLC			670	125,692	*(e)(f)
Sanchez Energy Corp.			4,713	22,717	*

Total Oil, Gas & Consumable Fuels				2,640,845

TOTAL ENERGY				4,663,494

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer HoldCo, S.C.A.			58,644	174,759	*(e)(f)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			4,561	0	*(a)(e)(f)(h)

TOTAL INDUSTRIALS				174,759

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			10,212	47	*

TOTAL COMMON STOCKS (Cost - $9,519,328)				5,758,305

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		68,364	795,073	(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		1,024	11,909	(b)(j)
Sanchez Energy Corp.	6.500%		24,550	485,354	*(e)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,724,851)				1,292,336

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 0.9%
PowerShares Senior Loan Portfolio (Cost - $2,948,267)		127,190	$2,945,720

PREFERRED STOCKS - 0.1%
INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates (Cost - $2,130,381)	8.000%	26,064,000	260,640	*(e)(f)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $308,203,705)			310,385,369

SHORT-TERM INVESTMENTS - 0.9%
Western Asset Government Cash Management Portfolio LLC (Cost - $2,800,000)	1.050%	2,800,000	2,800,000	(o)

TOTAL INVESTMENTS - 99.0% (Cost - $311,003,705)			313,185,369
Other Assets in Excess of Liabilities - 1.0%			3,282,067

TOTAL NET ASSETS - 100.0%			$316,467,436

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued using significant unobservable inputs (See Note 1).

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Value is less than $1.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Restricted security (See Note 2).

(k)	The coupon payment on these securities is currently in default as of September 30, 2017.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	All or a portion of this loan is unfunded as of September 30, 2017. The interest rate for fully unfunded term loans is to be determined.

(o)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2017, the total market value of investments in Affiliated Companies was $2,800,000 and the cost was $2,800,000 (See Note 3).

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
PLN	— Polish Zloty
RUB	— Russian Ruble

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SCHEDULE OF WRITTEN OPTIONS

SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Euro Currency Futures, Call	11/3/17	$1.19	42	$5,250,000	$49,875
Euro Currency Futures, Call	10/6/17	1.19	42	5,250,000	15,225

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $113,225)					$65,100

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,925,997	USD	2,218,996	Barclays Bank PLC	10/19/17	$59,290
EUR	700,000	USD	831,292	Barclays Bank PLC	10/19/17	(3,253)
GBP	350,000	USD	455,912	Barclays Bank PLC	10/19/17	13,335
USD	546,862	EUR	470,000	Barclays Bank PLC	10/19/17	(9,107)
USD	451,111	EUR	380,000	Barclays Bank PLC	10/19/17	1,605
USD	656,899	EUR	550,000	Barclays Bank PLC	10/19/17	6,297
USD	6,530,527	GBP	5,033,744	Barclays Bank PLC	10/19/17	(218,240)

Total						$(150,073)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$42,250,755	$1,303,256		$43,554,011
Energy	—	43,189,231	0	*	43,189,231
Health Care	—	13,795,639	867,386		14,663,025
Materials	—	13,864,205	0	*	13,864,205
Other Corporate Bonds & Notes	—	91,478,060	—		91,478,060
Convertible Bonds & Notes	—	3,876,663	—		3,876,663
Senior Loans:
Consumer Discretionary	—	7,871,600	489,500		8,361,100
Energy	—	1,035,301	483,331		1,518,632
Other Senior Loans	—	7,374,658	—		7,374,658
Sovereign Bonds	—	63,119,695	—		63,119,695
U.S. Government & Agency Obligations	—	9,129,088	—		9,129,088
Common Stocks:
Consumer Discretionary	—	—	920,005		920,005
Energy	$1,039,477	1,475,676	2,148,341		4,663,494
Industrials	—	—	174,759		174,759
Telecommunication Services	47	—	—		47
Convertible Preferred Stocks:
Energy	—	806,982	485,354		1,292,336
Investments in Underlying Funds	2,945,720	—	—		2,945,720
Preferred Stocks	—	—	260,640		260,640

Total Long-Term Investments	$3,985,244	$299,267,553	$7,132,572		$310,385,369

Short-Term Investments†	—	$2,800,000	—		$2,800,000

Total Investments	$3,985,244	$302,067,553	$7,132,572		$313,185,369

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$80,527	—		$80,527

Total	$3,985,244	$302,148,080	$7,132,572		$313,265,896

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$65,100	—	—		$65,100
Forward Foreign Currency Contracts	—	$230,600	—		230,600

Total	$65,100	$230,600	—		$295,700

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BOND & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		HEALTH CARE	MATERIALS
Balance as of December 31, 2016	$1,495,452	$0	*	$—	$0	*
Accrued premiums/discounts	32,352	—		363	—
Realized gain (loss)	—	—		—	—
Change in unrealized appreciation (depreciation)[1]	(32,352)	—		9,683	—
Purchases	164,450	—		857,340	—
Sales	(356,646)	—		—	—
Transfers into Level 3	—	—		—	—
Transfers out of Level 3	—	—		—	—

Balance as of September 30, 2017	$1,303,256	$0	*	$867,386	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017[1]	$(32,352)	—		$9,683	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	UTILITIES
Balance as of December 31, 2016	$736,475	$1,103,812	$874,425
Accrued premiums/discounts	407	1,391	1,899
Realized gain (loss)	—	(60,556)	—
Change in unrealized appreciation (depreciation)[1]	(247,382)	(8,365)	(186,560)
Purchases	—	11,716	9,825
Sales	—	(564,667)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3[3]	—	—	(699,589)

Balance as of September 30, 2017	$489,500	$483,331	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017[1]	$(247,382)	$(8,365)	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS
Balance as of December 31, 2016	$1,038,945	$4,427,672	$208,464	$79,169	$0	*
Accrued premiums/discounts	—	—	—	—	—
Realized gain (loss)	—	—	76,884	—	(31,955)
Change in unrealized appreciation (depreciation)[1]	(118,940)	(1,302,967)	(65,537)	95,590	31,955
Purchases	—	—	—	—	—
Sales	—	(983,412)	(219,811)	—	—
Transfers into Level 3[2]	—	7,048	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of September 30, 2017	$920,005	$2,148,341	—	$174,759	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017[1]	$(118,940)	$(2,098,082)	—	$95,590	—

Notes to Schedule of Investments (unaudited) (continued)

	CONVERTIBLE PREFERRED STOCKS	PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)	ENERGY	INDUSTRIALS	WARRANTS		TOTAL
Balance as of December 31, 2016	$—	$351,754	$0	*	$10,316,168
Accrued premiums/discounts	—	—	—		36,412
Realized gain (loss)	—	—	1,408		(14,219)
Change in unrealized appreciation (depreciation)[1]	(602,418)	(91,114)	—		(2,518,407)
Purchases	1,087,772	—	—		2,131,103
Sales	—	—	(1,408)		(2,125,944)
Transfers into Level 3[2]	—	—	—		7,048
Transfers out of Level 3[3]	—	—	—		(699,589)

Balance as of September 30, 2017	$485,354	$260,640	—		$7,132,572

Net change in unrealized appreciation
(depreciation) for investments in securities still held at September 30, 2017[1]	$(602,418)	$(91,114)	—		$(3,093,380)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Restricted securities

The following Fund investments are restricted as to resale.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Value at 9/30/2017		Value Per Share/Unit	Percent of Net Assets
Berry Petroleum Co.	1,024	2/17	$10,240	$11,909		$11.63	0.00%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$866,000	6/17	857,703	867,386	(a)	100.16	0.27%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2017. The following transactions were effected in shares of such companies for the period ended September 30, 2017.

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$5,100,000	5,100,000	$2,300,000	2,300,000	—	$709	—	$2,800,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017